Additional Information-Financial Statement Schedule I Financial Information of Parent Company	12 Months Ended
Dec. 31, 2012
Additional Information-Financial Statement Schedule I Financial Information of Parent Company

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars in thousands, except share and per share data)

	As of December 31,
	2011	2012
Assets
Current assets:
Cash	$12,323	$7,226
Prepaid expenses and other current assets	2,450	162
Amounts due from related parties	43,688	37,933

Total current assets	58,461	45,321

Investment in subsidiaries and VIE	241,769	288,603

Total assets	$300,230	$333,924

Liabilities
Current liabilities:
Accrued expenses and other current liabilities	$930	$1,069
Amounts due to related parties	5,435	2,278
Deferred consideration in connection with business acquisitions	103	103

Total current liabilities	6,468	3,450

Other non-current liabilities	602	401
Total liabilities	$7,070	$3,851

Equity:
iSoftStone Holdings Limited shareholders’ equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 557,682,406 and 569,206,989 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	56	57
Treasury shares	(773)	(773)
Shares to be issued	1,262	1,262
Additional paid-in capital	282,134	294,909
Accumulated other comprehensive income	15,719	17,747
(Accumulated deficit) Retained earnings	(5,238)	16,871

Total equity	293,160	330,073

Total liabilities and equity	$300,230	$333,924

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share data and per share data)

	For the year ended December 31,
	2010	2011	2012
Cost of revenues	$(175)	$(307)	$(509)
Operating expenses:
General and administrative expenses	(8,581)	(9,263)	(11,491)
Selling and marketing expenses	(273)	(1,225)	(1,442)
Research and development expenses	(7)	(188)	(198)

Total operating expenses	(8,861)	(10,676)	(13,131)

Changes in fair value of contingent consideration in connection with business combination	(49)	—	—
Other operating income	—	193	1,068

Loss from operations	(9,085)	(10,790)	(12,572)

Interest income	62	430	175
Interest expense	(4,418)	(654)	—
Changes in fair value of convertible notes derivatives	(8,428)	2,832	—

Net loss before income from subsidiaries and VIE	(21,869)	(8,182)	(12,397)
Income from subsidiaries and VIE	18,687	27,027	34,506

Net (loss) income	$(3,182)	$18,845	$22,109

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In U.S. dollars in thousands, except share and per share data)

	For the year Ended December 31,
	2010	2011	2012
Net (loss) income	$(3,182)	$18,845	$22,109
Other comprehensive income, net of tax of nil: Change in cumulative foreign currency translation adjustment	3,118	8,805	2,028

Comprehensive (loss) income	(64)	27,650	24,137

Less: comprehensive (loss) income attributed to the noncontrolling interest	—	—	—
Comprehensive (loss) income attributed to iSoftStone Holdings Limited	$(64)	$27,650	$24,137

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY

(In U.S. dollars in thousands, except share and per share data)

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Balance as of January 1, 2010	130,902,853	$13	95,286,195	$14,150	$—	$179	$18,768	$(18,316)	$3,796	$18,590
Accretion of series B convertible redeemable preference shares	—	—	—	—	—	—	—	(2,585)	—	(2,585)
Investment by a subsidiary in parent company	—	—	—	—	(2,000)	—	—	—	—	(2,000)
Issuance of ordinary shares in a share-based compensation arrangement (Note 22)	4,500,000	1	—	—	—	—	2,705	—	—	2,706
Vesting of nonvested shares (to be issued)	—	—	—	—	—	51	(51)	—	—	—
Share-based compensation (options and nonvested shares)	—	—	—	—	—	—	4,745	—	—	4,745
Reclassification to liability in connection with modification of certain nonvested shares	—	—	—	—	—	—	(40)	—	—	(40)
Issuance of ordinary shares in connection with exercise of options	80,000	—	—	—	—	—	29	—	—	29
Transfer of ordinary shares in connection with the employment of certain employees	—	—	—	—	293	(75)	(218)	—	—	—
Sale of ordinary shares to a former employee (Note 22)	—	—	—	—	464	—	843	—	—	1,307
Issuance of ordinary shares upon IPO net of offering cost of $4,241	104,856,845	10	—	—	—	—	123,435	—	—	123,445
Conversion of convertible preference shares to ordinary shares	264,166,235	26	(95,286,195)	(14,150)	—	—	68,869	—	—	54,745
Conversion of convertible notes to ordinary shares	18,381,991	2	—	—	—	—	20,926	—	—	20,928
Settlement of contingent consideration of acquisition of MDCL (Note 3)	242,059	—	—	—	—	—	131	—	—	131

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Issuance of ordinary shares in connection with business acquisition of Ascend (Note 3)	823,846	—	—	—	—	—	1,071	—	—	1,071
Ordinary shares to be issued in connection with business acquisition of Shanghai Kangshi (Note 3)	—	—	—	—	—	1,262	—	—	—	1,262
Ordinary shares to be issued to a consultant	—	—	—	—	—	154	—	—	—	154
Comprehensive income (loss):
Net loss	—	—	—	—	—	—	—	(3,182)	—	(3,182)
Foreign currency translation adjustment	—	—	—	—	—	—	—		3,118	3,118

Balance as of December 31, 2010	523,953,829	$52	—	$—	(1,243)	$1,571	$241,213	$(24,083)	$6,914	$224,424

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Balance as of December 31, 2010	523,953,829	$52	—	$—	(1,243)	$1,571	$241,213	$(24,083)	$6,914	$224,424

Issuance of ordinary shares in connection with share-based compensation arrangement	665,999	—	—	—	—	—	—	—	—	—
Share-based compensation	—	—	—	—	—	—	9,322	—	—	9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units	12,178,146	1	—	—	—	—	4,247	—	—	4,248
Transfer of ordinary shares in connection with the settlement of acquisition of Jiefeng	—	—	—	—	200	(55)	(145)	—	—	—
Issuance and transfer of ordinary shares in connection with the settlement of acquisition of Kebao	—	—	—	—	270	(80)	(190)	—	—	—
Conversion of convertible notes to ordinary shares	20,406,720	2	—	—	—	—	27,235	—	—	27,237
Transfer of ordinary shares in connection with the settlement acquisition of MDCL	152,863	—	—	—	—	(20)	88	—	—	68
Issuance of ordinary shares to a consultant	324,849	1	—	—	—	(154)	364	—	—	211
Comprehensive income:
Net income	—	—	—	—	—	—	—	18,845	—	18,845
Foreign currency translation adjustment	—	—	—	—	—	—	—		8,805	8,805

Balance as of December 31, 2011	557,682,406	$56	—	—	$(773)	$1,262	$228,134	$(5,238)	$15,719	$293,160

	Ordinary Shares		Series A convertible preference shares		Treasury shares	Shares to be issued	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income	Total iSoftStone Holdings Limited shareholders’ equity
	Shares	Amount	Shares	Amount	Amount
Balance as of December 31, 2011	557,682,406	$56	—	$—	$(773)	$1,262	$282,134	$(5,238)	$15,719	$293,160

Share-based compensation	—	—	—	—	—	—	11,120	—	—	11,120
Issuance of ordinary shares in connection with exercise of options and vesting of share units	11,686,061	1	—	—	—	—	1,655	—	—	1,656
Repurchase of ordinary shares	(161,478)	—	—	—	—	—	—	—	—	—
Comprehensive income:
Net income	—	—	—	—	—	—	—	22,109	—	22,109
Foreign currency translation adjustment	—	—	—	—	—	—	—		2,028	2,028

Balance as of December 31, 2012	569,206,989	$57	—	$—	$(773)	$1,262	$294,909	$16,871	$17,747	$330,073

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In U.S. dollars in thousands, except share and per share data)

	For the year ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net (loss) income	$(3,182)	$18,845	$22,109
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE	(18,687)	(27,027)	(34,506)
Share-based compensation	8,546	9,331	11,120
Changes in fair value for contingent consideration in connection with business combination	28	—	—
Changes in fair value of convertible notes derivatives	8,428	(2,832)	—
Imputed interest expense in connection with convertible notes-interest	4,418	654	—
Changes in operating assets and liabilities:
Amounts due from related parties	(28,942)	889	5,755
Prepaid expenses and other current assets	21	173	(343)
Amounts due to related parties	2,690	2,751	(3,158)
Accrued expenses and other current liabilities	(501)	1,127	(62)

Net cash (used in) provided by operating activities	(27,181)	3,911	915

Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions	(197)	(3,939)	—
Cash paid for investment in subsidiaries	(10,030)	(111,816)	(10,299)
Proceeds from sales of long term investment	—	—	2,413

Net cash used in investing activities	(10,227)	(115,755)	(7,886)

Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $367, nil and nil for the year ended December 31, 2010, 2011 and 2012, respectively	8,633	—	—
Proceeds from issuance of ordinary shares during IPO	127,686	—	—
Payment of offering cost in connection with the issuance of ordinary shares	(2,580)	(1,485)	—
Proceeds from exercise of options	29	4,032	1,874
Proceeds from sale of ordinary shares	445	211	—

Net cash provided by financing activities	134,213	2,758	1,874

Net increase (decrease) in cash	96,805	(109,086)	(5,097)

Cash at beginning of year	24,604	121,409	12,323
Cash at end of year	$121,409	$12,323	$7,226

ISOFTSTONE HOLDINGS LIMITED

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1. BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Company used the equity method to account for investments in its subsidiaries and VIE.

2. INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and VIE were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIE were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIE were reported as equity in earnings of subsidiaries and VIE in the accompanying parent company financial statements.